Quarterly Financial Information - Statements of Changes in Stockholders' Equity (Details)				1 Months Ended				3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 10, 2023	Jul. 06, 2022 shares	Apr. 04, 2022 shares	May 31, 2023 shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Increase (decrease) in stockholders' equity
Balance					$ 2,369,000			$ (12,121,000)	$ (9,433,000)	$ (5,545,000)	$ 2,369,000	$ (5,358,000)	$ 3,915,000	$ 3,915,000	$ (5,545,000)	$ 3,915,000	$ 3,915,000	$ 49,328,000	$ 45,745,000
Share-based compensation - stock options and RSUs								439,000	$ 482,000	498,000	536,000	669,000	764,000				2,492,000	3,338,000	2,818,000
Fractional shares retired as a result of reverse split | shares									13,000
Issuance of common stock								70,000
Issuance of common stock upon exercise of options																		75,000	610,000
Unrealized net gain on marketable securities																		(3,000)	3,000
Net loss								(799,000)	$ (3,809,000)	(5,389,000)	(5,930,000)	(5,168,000)	(10,385,000)		(9,995,000)	(21,481,000)	(25,412,000)	(71,067,000)	(51,853,000)
Balance								$ (12,411,000)	$ (12,121,000)	$ (9,433,000)	$ (3,025,000)	$ 2,369,000	(5,358,000)	$ 2,369,000	$ (12,411,000)	$ (3,025,000)	$ (5,545,000)	$ 3,915,000	$ 49,328,000
Reverse stock split conversion ratio	0.02																0.025	0.025
Preferred Stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares												2,425
Vesting of RSUs													$ (2,425)
Balance (in shares) | shares													2,425
Common stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares					247,202			1,640,805	932,101	859,402	247,202	67,308	60,698	60,698	859,402	60,698	60,698	2,189,100	1,745,264
Fractional shares retired as a result of reverse split | shares																	(11)
Issuance of common stock (in shares) | shares								29,842			533,333
Issuance of common stock upon exercise of options (in shares) | shares																		3,160	12,586
Conversion of convertible preferred stock (in shares) | shares			6,025
Vesting of RSUs (in shares) | shares								10	76			82	35				6,555	3,096
Balance (in shares) | shares								2,277,657	1,640,805	932,101	780,535	247,202	67,308	247,202	2,277,657	780,535	859,402	60,698	2,189,100
Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance					$ 401,212,000			$ 405,779,000	$ 404,658,000	$ 403,157,000	$ 401,212,000	$ 388,317,000	$ 387,205,000	$ 387,205,000	$ 403,157,000	$ 387,205,000	$ 387,205,000	$ 361,548,000	$ 306,115,000
Share-based compensation - stock options and RSUs								439,000	$ 482,000	498,000	536,000	669,000	764,000				2,492,000	3,338,000	2,818,000
Fractional shares retired as a result of reverse split | shares									13,000
Issuance of common stock								70,000
Issuance of common stock upon exercise of options																		75,000	610,000
Balance								406,288,000	$ 405,779,000	404,658,000	401,748,000	401,212,000	388,317,000	401,212,000	406,288,000	401,748,000	403,157,000	387,205,000	361,548,000
Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																		3,000
Unrealized net gain on marketable securities																		(3,000)	3,000
Balance																			3,000
Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance					$ (398,843,000)			(417,900,000)	(414,091,000)	(408,702,000)	(398,843,000)	(393,675,000)	(383,290,000)	(383,290,000)	(408,702,000)	(383,290,000)	(383,290,000)	(312,223,000)	(260,370,000)
Net loss								(799,000)	(3,809,000)	(5,389,000)	(5,930,000)	(5,168,000)	(10,385,000)				(25,412,000)	(71,067,000)	(51,853,000)
Balance								$ (418,699,000)	$ (417,900,000)	(414,091,000)	(404,773,000)	$ (398,843,000)	$ (393,675,000)	(398,843,000)	$ (418,699,000)	(404,773,000)	$ (408,702,000)	(383,290,000)	(312,223,000)
Series A Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares																	(2,425)
Series A Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares													6,063				303,125
Series B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares												(2,425)					(2,425)
Series B Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares												6,062					303,125
Series A and B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Issuance of common stock upon exercise of options (in shares) | shares													4,850
Conversion of convertible preferred stock (in shares) | shares																	4,850
Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 3,000	$ 11,898,000	$ 48,435,000
Issuance of common stock (in shares) | shares				3,792,572	150,366
Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 3,000
Issuance of common stock (in shares) | shares				95,000	382,966	13,333			95,000								26,666,666	666,666	431,250
Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 11,898,000	$ 48,435,000
At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock									$ 652,000	$ 1,003,000		$ 12,226,000	$ 348,000				$ 13,457,000	$ 9,266,000
At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock																	$ 1,000
Issuance of common stock (in shares) | shares							172,879		105,342	72,699		173,750	512				12,655,773	3,457
At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock									$ 652,000	$ 1,003,000		$ 12,226,000	$ 348,000				$ 13,456,000	$ 9,266,000
As Previously Reported
Increase (decrease) in stockholders' equity
Balance													$ 3,915,000	$ 3,915,000		$ 3,915,000	$ 3,915,000	49,328,000
Share-based compensation - stock options and RSUs																		3,338,000
Issuance of common stock upon exercise of options																		75,000
Unrealized net gain on marketable securities																		(3,000)
Net loss																		(71,067,000)
Balance																		$ 3,915,000	$ 49,328,000
As Previously Reported | Common stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares													3,034,901	3,034,901		3,034,901	3,034,901	2,189,100
Issuance of common stock upon exercise of options (in shares) | shares																		3,160
Conversion of convertible preferred stock (in shares) | shares			303,125
Vesting of RSUs (in shares) | shares																		3,096
Balance (in shares) | shares																		3,034,901	2,189,100
As Previously Reported | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance													$ 387,205,000	$ 387,205,000		$ 387,205,000	$ 387,205,000	$ 361,548,000
Share-based compensation - stock options and RSUs																		3,338,000
Issuance of common stock upon exercise of options																		75,000
Balance																		387,205,000	$ 361,548,000
As Previously Reported | Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																		3,000
Unrealized net gain on marketable securities																		(3,000)
Balance																			3,000
As Previously Reported | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance													(383,290,000)	(383,290,000)		(383,290,000)	(383,290,000)	(312,223,000)
Net loss																		(71,067,000)
Balance																		(383,290,000)	(312,223,000)
As Previously Reported | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 11,898,000
Issuance of common stock (in shares) | shares		7,518,334			7,518,334
As Previously Reported | Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares		19,148,332			19,148,332	666,666												666,666
As Previously Reported | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 11,898,000
As Previously Reported | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 9,266,000
As Previously Reported | At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares																		172,879
As Previously Reported | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 9,266,000
As Restated
Increase (decrease) in stockholders' equity
Balance					$ 2,369,000						2,369,000	(5,358,000)	3,915,000	3,915,000		3,915,000	$ 3,915,000
Share-based compensation - stock options and RSUs											536,000	669,000	764,000
Net loss											(5,930,000)	(5,168,000)	(10,385,000)	(15,553,000)		(21,481,000)
Balance											(3,025,000)	$ 2,369,000	$ (5,358,000)	$ 2,369,000		$ (3,025,000)		$ 3,915,000
As Restated | Preferred Stock
Increase (decrease) in stockholders' equity
Balance (in shares) | shares												2,425
Balance (in shares) | shares													2,425
As Restated | Common stock
Increase (decrease) in stockholders' equity
Balance					$ 1,000						$ 1,000
Balance (in shares) | shares					12,360,157						12,360,157	3,365,422	3,034,901	3,034,901		3,034,901	3,034,901
Fractional shares retired as a result of reverse split | shares												(10)
Vesting of RSUs (in shares) | shares												4,118	1,773
Balance											$ 4,000	$ 1,000		$ 1,000		$ 4,000
Balance (in shares) | shares											39,026,823	12,360,157	3,365,422	12,360,157		39,026,823		3,034,901
As Restated | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance					$ 401,211,000						$ 401,211,000	$ 388,317,000	$ 387,205,000	$ 387,205,000		$ 387,205,000	$ 387,205,000
Share-based compensation - stock options and RSUs											536,000	669,000	764,000
Balance											401,744,000	401,211,000	388,317,000	401,211,000		401,744,000		$ 387,205,000
As Restated | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance					(398,843,000)						(398,843,000)	(393,675,000)	(383,290,000)	(383,290,000)		(383,290,000)	(383,290,000)
Net loss											(5,930,000)	(5,168,000)	(10,385,000)
Balance											(404,773,000)	(398,843,000)	$ (393,675,000)	(398,843,000)		(404,773,000)		(383,290,000)
As Restated | Series A Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares													(2,425)
As Restated | Series A Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares													303,125
As Restated | Series B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock												$ (2,425)
As Restated | Series B Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares												303,125
As Restated | Series A and B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares													4,850
As Restated | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock												$ 12,226,000	$ 348,000
As Restated | At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock											$ 3,000	$ 1,000
Issuance of common stock (in shares) | shares											26,666,666	8,687,502	25,623
As Restated | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock											$ (3,000)	$ 12,225,000	$ 348,000
Error Correction, Accounting for Warrants | As Previously Reported
Increase (decrease) in stockholders' equity
Balance					3,419,000						3,419,000	2,743,000	9,271,000	9,271,000		9,271,000	$ 9,271,000	49,328,000
Share-based compensation - stock options and RSUs											536,000	669,000	764,000					3,338,000
Issuance of common stock												12,226,000
Issuance of common stock upon exercise of options																		75,000
Registered direct financing costs, inclusive of warrants													(721,000)
Unrealized net gain on marketable securities																		(3,000)
Net loss											(19,666,000)	(12,219,000)	(11,769,000)	(23,988,000)		(43,652,000)		(74,894,000)
Balance											6,260,000	3,419,000	2,743,000	$ 3,419,000		$ 6,260,000		$ 9,271,000	$ 49,328,000
Error Correction, Accounting for Warrants | As Previously Reported | Preferred Stock
Increase (decrease) in stockholders' equity
Balance												$ 887,000
Balance (in shares) | shares												2,425
Registered direct financing costs, inclusive of warrants													(965,000)
Warrants issued in connection with registered direct offering													(2,101,000)
Balance													$ 887,000
Balance (in shares) | shares													2,425
Error Correction, Accounting for Warrants | As Previously Reported | Common stock
Increase (decrease) in stockholders' equity
Balance					$ 1,000						$ 1,000
Balance (in shares) | shares					12,360,157						12,360,157	3,365,422	3,034,901	3,034,901		3,034,901	3,034,901	2,189,100
Fractional shares retired as a result of reverse split | shares												(10)
Issuance of common stock												$ 1,000
Issuance of common stock (in shares) | shares												8,687,502
Issuance of common stock upon exercise of options (in shares) | shares																		3,160
Vesting of RSUs (in shares) | shares												4,118	1,773					3,096
Balance											$ 4,000	$ 1,000		$ 1,000		$ 4,000
Balance (in shares) | shares											39,026,823	12,360,157	3,365,422	12,360,157		39,026,823		3,034,901	2,189,100
Error Correction, Accounting for Warrants | As Previously Reported | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance					$ 414,523,000						$ 414,523,000	$ 400,742,000	$ 396,388,000	$ 396,388,000		$ 396,388,000	$ 396,388,000	$ 361,548,000
Share-based compensation - stock options and RSUs											536,000	669,000	764,000					3,338,000
Issuance of common stock												12,225,000
Issuance of common stock upon exercise of options																		75,000
Registered direct financing costs, inclusive of warrants													244,000
Warrants issued in connection with registered direct offering													2,101,000
Balance											437,027,000	414,523,000	400,742,000	414,523,000		437,027,000		396,388,000	$ 361,548,000
Error Correction, Accounting for Warrants | As Previously Reported | Accumulated Other Comprehensive Income
Increase (decrease) in stockholders' equity
Balance																		3,000
Unrealized net gain on marketable securities																		(3,000)
Balance																			3,000
Error Correction, Accounting for Warrants | As Previously Reported | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance					(411,105,000)						(411,105,000)	(398,886,000)	(387,117,000)	(387,117,000)		(387,117,000)	(387,117,000)	(312,223,000)
Net loss											(19,666,000)	(12,219,000)	(11,769,000)					(74,894,000)
Balance											(430,771,000)	(411,105,000)	(398,886,000)	(411,105,000)		(430,771,000)		(387,117,000)	$ (312,223,000)
Error Correction, Accounting for Warrants | As Previously Reported | Series A Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													$ (897,000)
Conversion of convertible preferred stock (in shares) | shares													(2,425)
Error Correction, Accounting for Warrants | As Previously Reported | Series A Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares													303,125
Error Correction, Accounting for Warrants | As Previously Reported | Series A Convertible Preferred Stock | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													$ 897,000
Error Correction, Accounting for Warrants | As Previously Reported | Series B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock												$ (887,000)
Conversion of convertible preferred stock (in shares) | shares												(2,425)
Error Correction, Accounting for Warrants | As Previously Reported | Series B Convertible Preferred Stock | Common stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock (in shares) | shares												303,125
Error Correction, Accounting for Warrants | As Previously Reported | Series B Convertible Preferred Stock | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock												$ 887,000
Error Correction, Accounting for Warrants | As Previously Reported | Series A and B Convertible Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													4,850,000
Error Correction, Accounting for Warrants | As Previously Reported | Series A and B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													$ 4,850,000
Conversion of convertible preferred stock (in shares) | shares													4,850
Error Correction, Accounting for Warrants | As Previously Reported | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 21,081,000
Error Correction, Accounting for Warrants | As Previously Reported | Public offering | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock (in shares) | shares																		666,666
Error Correction, Accounting for Warrants | As Previously Reported | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ 21,081,000
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock											21,971,000		$ 348,000					$ 9,266,000
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales | Common stock
Increase (decrease) in stockholders' equity
Issuance of common stock											$ 3,000
Issuance of common stock (in shares) | shares											26,666,666		25,623					172,879
Error Correction, Accounting for Warrants | As Previously Reported | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock											$ 21,968,000		$ 348,000					$ 9,266,000
Error Correction, Accounting for Warrants | Error Correction, Adjustment
Increase (decrease) in stockholders' equity
Balance					(1,050,000)						(1,050,000)	(8,101,000)	$ (5,356,000)	$ (5,356,000)		$ (5,356,000)	$ (5,356,000)
Balance (in shares) | shares													(5,356,000)	(5,356,000)		(5,356,000)	(5,356,000)
Registered direct financing costs, inclusive of warrants													$ 721,000
Net loss											13,736,000	7,051,000	1,384,000	$ 8,435,000		$ 22,171,000		3,827,000
Balance											(9,285,000)	(1,050,000)	(8,101,000)	(1,050,000)		(9,285,000)		$ (5,356,000)
Balance (in shares) | shares																		(5,356,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Preferred Stock
Increase (decrease) in stockholders' equity
Balance												(887,000)
Registered direct financing costs, inclusive of warrants													965,000
Warrants issued in connection with registered direct offering													2,101,000
Balance													(887,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Balance					(13,312,000)						(13,312,000)	(12,425,000)	$ (9,183,000)	$ (9,183,000)		$ (9,183,000)	$ (9,183,000)
Balance (in shares) | shares													(9,183,000)	(9,183,000)		(9,183,000)	(9,183,000)
Registered direct financing costs, inclusive of warrants													$ (244,000)
Warrants issued in connection with registered direct offering													(2,101,000)
Balance											(35,283,000)	(13,312,000)	(12,425,000)	$ (13,312,000)		$ (35,283,000)		$ (9,183,000)
Balance (in shares) | shares																		(9,183,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Accumulated Deficit
Increase (decrease) in stockholders' equity
Balance					$ 12,262,000						12,262,000	5,211,000	$ 3,827,000	$ 3,827,000		$ 3,827,000	$ 3,827,000
Balance (in shares) | shares													3,827,000	3,827,000		3,827,000	3,827,000
Net loss											13,736,000	7,051,000	$ 1,384,000					$ 3,827,000
Balance											25,998,000	12,262,000	5,211,000	$ 12,262,000		$ 25,998,000		$ 3,827,000
Balance (in shares) | shares																		3,827,000
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series A Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													897,000
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series A Convertible Preferred Stock | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													(897,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock												887,000
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series B Convertible Preferred Stock | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock												$ (887,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series A and B Convertible Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													(4,850,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Series A and B Convertible Preferred Stock | Preferred Stock
Increase (decrease) in stockholders' equity
Conversion of convertible preferred stock													$ (4,850,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Public offering
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ (9,183,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | Public offering | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock																		$ (9,183,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | At-the-market sales
Increase (decrease) in stockholders' equity
Issuance of common stock											(21,971,000)
Error Correction, Accounting for Warrants | Error Correction, Adjustment | At-the-market sales | Additional Paid-in Capital.
Increase (decrease) in stockholders' equity
Issuance of common stock											$ (21,971,000)